Schedule of trade receivables by geography (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 6,372	$ 3,265
UNITED STATES
IfrsStatementLineItems [Line Items]
Trade receivables	325	154
Europe country [member]
IfrsStatementLineItems [Line Items]
Trade receivables	751	338
Asia/pacific [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 5,296	$ 2,773